INVESCO TREASURER'S SERIES TRUST

                          Money Market Reserve Fund
                           Tax-Exempt Reserve Fund

                             7800 E. Union Avenue
                            Denver, Colorado 80237
                           Telephone:  800-241-5477



-------------------------------------------------------------------------------

The Financial Statements contained herein are submitted for the general information of the shareholders of the Fund. This Report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

--------------------------------------------------------------------------------




                       INVESCO CAPITAL MANAGEMENT, INC.
                              Investment Adviser

                           INVESCO Funds Group, INC.
                                 Distributor

--------------------------------------------------------------------------------

                      SEMIANNUAL REPORT TO SHAREHOLDERS
                                June 30, 1997



                              TABLE OF CONTENTS

                                                                           Page
Statement of Investment Securities .............................             2
Statement of Assets and Liabilities.............................             7
Statement of Operations ........................................             7
Statement of Changes in Net Assets..............................             8
Notes to Financial Statements...................................             9
Financial Highlights............................................            10


                                    INVESCO Treasurer's Series Trust
                                  Statement of Investment Securities
                                            June 30, 1997
                                              UNAUDITED

---------------------------------------------------------------------------------------------
                                                Effective
                                                 Interest         Principal
Description                                         Rate%            Amount             Value
---------------------------------------------------------------------------------------------

TREASURER'S MONEY MARKET RESERVE Fund
Commercial Paper 69.53%
AEROSPACE & DEFENSE 4.97% TRW Inc
   7/7/1997                                          5.58       $ 5,000,000      $  4,995,347
                                                                                 ------------
AUTO PARTS 4.97%
Johnson Controls
   7/14/1997                                         5.57         5,000,000         4,989,932
                                                                                 ------------
AUTOMOBILES 3.98%
Eaton Corp
   7/1/1997                                          6.25         4,000,000         4,000,000
                                                                                 ------------
CHEMICALS 12.92%
Englehard Corp
   7/16/1997                                         5.60         5,000,000         4,988,326
Great Lakes Chemical
   7/7/1997                                          5.52         4,000,000         3,996,306
Monsanto Co
   7/11/1997                                         5.60         4,000,000         3,993,722
                                                                                 ------------
                                                                                   12,978,354
                                                                                 ------------
CONSUMER - JEWELRY, NOVELTIES & GIFTS 3.98%
Jostens Inc
   7/1/1997                                          6.27         4,000,000         4,000,000
                                                                                 ------------
ELECTRIC UTILITIES 4.98%
Potomac Electric Power
   7/1/1997                                          5.63         5,000,000         5,000,000
                                                                                 ------------
ELECTRICAL EQUIPMENT 2.69%
Hubbell Inc
   7/1/1997                                          6.30         2,700,000         2,700,000
                                                                                 ------------
FINANCIAL 5.10%
Greenwich Funding
   7/3/1997                                          5.55         2,123,000         2,122,343
   7/7/1997                                          5.55         3,000,000         2,997,216
                                                                                 ------------
                                                                                    5,119,559
                                                                                 ------------




INSURANCE 1.99%
American General
   7/1/1997                                          6.20         2,000,000         2,000,000
                                                                                 ------------
INSURANCE BROKERS 4.98%
Marsh & McLennan
   7/1/1997                                          5.57         5,000,000         5,000,000
                                                                                 ------------
MANUFACTURING 2.52%
Allied Signal
   7/3/1997                                          5.55         2,531,000         2,530,218
                                                                                 ------------
OIL & GAS RELATED 7.99%
Cortez Capital
   7/1/1997                                          6.25         2,000,000         2,000,000
   7/1/1997                                          5.55         2,026,000         2,026,000
Koch Industries
   7/1/1997                                          6.25         4,000,000         4,000,000
                                                                                 ------------
                                                                                    8,026,000
                                                                                 ------------
PUBLISHING 3.98%
New York Times
   7/1/1997                                          6.25         4,000,000         4,000,000
                                                                                 ------------
TELECOMMUNICATIONS - LONG DISTANCE 4.48%
BellSouth Telecommunications
   7/3/1997                                          5.49         4,500,000         4,498,625
                                                                                 ------------
   TOTAL COMMERCIAL PAPER
   (Cost $69,838,035)                                                              69,838,035
                                                                                 ------------
Eurodollar Time Deposits 4.98%
BANKS 4.98%
BankAmerica Corp
   8/4/1997
   TOTAL EURODOLLAR TIME DEPOSITS
   (Cost $5,000,000)                                 5.62         5,000,000         5,000,000
                                                                                 ------------
Loan Participation Agreements 17.92%
ELECTRIC UTILITIES 7.96%
Alabama Power
   8/5/1997                                          5.64         1,000,000         1,000,000
   8/5/1997                                          5.63         4,000,000         4,000,000
National Rural Utilities
   Cooperative Finance 7/17/1997                     5.60         3,000,000         3,000,000
                                                                                 ------------
                                                                                    8,000,000
                                                                                 ------------
FOODS 4.98%
Ocean Spray Cranberries
   7/15/1997                                         5.60         5,000,000         5,000,000
                                                                                 ------------





TELECOMMUNICATIONS -
   LONG DISTANCE 4.98%
Bell Atlantic Network Funding
   7/1/1997                                          5.61         5,000,000         5,000,000
                                                                                 ------------
   TOTAL LOAN PARTICIPATION AGREEMENTS
   (Cost $18,000,000)                                                              18,000,000
                                                                                 ------------
Municipal Short-Term Notes^ 7.57%
HEALTH CARE RELATED 7.57%
Fairview Hosp & Hlthcare Svcs Minnesota,
   ACES, Hosp Rev, Series A,
   11/1/2015                                         5.60         2,900,000         2,900,000
Health Insurance Plan of New York,
   Gen Oblig, ACES, Ind Rev,
   Series B-1, 7/1/2016                              5.50         4,700,000         4,700,000
                                                                                 ------------
   TOTAL MUNICIPAL SHORT-TERM NOTES
   (Cost $7,600,000)                                                                7,600,000
                                                                                 ------------
TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $100,438,035#)                                                          $100,438,035
                                                                                 ============
TREASURER'S TAX-EXEMPT RESERVE Fund
MUNICIPAL SHORT-TERM INVESTMENTS^  95.59%
Daily Put Bonds 14.74%
DELAWARE 2.11%
Wilmington, Delaware (Franciscan Hlth
   System/St Francis Hosp), DATES,
   Hosp Rev, Series 1986A, 7/1/2011                  4.10           400,000           400,000
                                                                                 ------------
DISTRICT OF COLUMBIA 2.63%
District of Columbia, VR, Gen Oblig,
   Gen Fund Recovery,
   Series 1991B-1, 6/1/2003                          4.10           500,000           500,000
                                                                                 ------------
NEW YORK 3.68%
New York, New York, AR, Gen Oblig,
   1994 Subseries E-5, 8/1/2022                      4.00           700,000           700,000
                                                                                 ------------
OREGON 1.58%
Umatilla Cnty Hosp Facil Auth,
   Oregon (Franciscan Hlth
   System/Pooled Fing Prog), DATES,
   Hosp Rev, Series 1985A, 12/1/2024                 4.10           100,000           100,000
   Series 1985B, 12/1/2024                           4.10           200,000           200,000
                                                                                 ------------
                                                                                      300,000
                                                                                 ------------






TEXAS 4.74%
North Central Texas Hlth Facils
   Dev (Presbyterian
   Med Ctr Proj), DATES, Hosp Rev,
   Series 1985C, 12/1/2015                           4.10           900,000           900,000
                                                                                 ------------
   TOTAL DAILY PUT BONDS
   (Cost $2,800,000)                                                                2,800,000
                                                                                 ------------
Weekly Put Bonds 80.85%
ALABAMA 0.47%
Montgomery Indl Dev Brd, Alabama
   (Smith Inds Proj),
   V/FRD, IDR, Series 1988-B, 6/1/2000               4.40            90,000            90,000
                                                                                 ------------
ALASKA 4.74%
Alaska Hsg Fin Corp, VR, Gen Mtg Rev,
   1991 Series C, 6/1/2026                           4.15           900,000           900,000
                                                                                 ------------
ARIZONA 17.27%
Apache Cnty Indl Dev Auth, Arizona
   (Tucson Elec Pwr Springerville Proj),
   VR, IDR, 1983 Series C, 12/15/2018                4.20           600,000           600,000
Arizona Hlth Facs Auth (Pooled Ln Prog),
   VRD, Rev, Series 1985, 10/1/2015                  4.20           500,000           500,000
Maricopa Cnty Indl Dev Auth, Arizona
   (McLane Co Proj),
   VRD, Rev, Series 1984, 10/1/2004                  4.63         1,380,000         1,380,000
Pima Cnty Indl Dev Auth, Arizona,
   F/VR, IDR, Series 1982A,
   (Tucson Elec Pwr Gen Proj),
   6/15/2022                                         4.15           300,000           300,000
   (Tucson Elec Pwr Irvington Proj),
   10/1/2022                                         4.20           500,000           500,000
                                                                                 ------------
                                                                                    3,280,000
                                                                                 ------------
FLORIDA 2.63%
Tampa, Florida, VR, Occupational
   License Tax, Series 1996A,
   10/1/2018                                         4.15           500,000           500,000
                                                                                 ------------
GEORGIA 7.32%
Jasper Cnty Econ Dev Auth, Georgia
   (Earth Pak Proj),
   AR, IDR, Series 1992, 3/1/2004                    4.30           390,000           390,000
Savannah Downtown Dev Auth, Georgia
   (Savannah Parking Facil Proj),
   A/FR, Rev, 9/1/2005                               4.20         1,000,000         1,000,000
                                                                                 ------------
                                                                                    1,390,000
                                                                                 ------------






MISSOURI 4.74%
St Louis Cnty Indl Dev Auth, Missouri
   (Schnuck Mkts-Kirkwood
   Proj), F/VR, IDR, Series 1985,
   12/1/2015                                         4.25           900,000           900,000
                                                                                 ------------
OREGON 5.26%
Oregon, VRD, Gen Oblig, Veterans'
   Welfare, Series 73F, 12/1/2017                    4.20         1,000,000         1,000,000
                                                                                 ------------
SOUTH CAROLINA 2.63%
Dorchester Cnty, South Carolina
   (BOC Group Proj), TEAMS, Pollution
   Ctl Facils Ref, Series 1993,
   12/8/2000                                         4.20           500,000           500,000
                                                                                 ------------
TENNESSEE 15.26%
Nashville Metro Airport Auth,
   Tennessee, AR, Airport Impt Rev Ref,
   Series 1993, 7/1/2019                             4.20           900,000           900,000
Morristown Indl Dev Brd, Tennessee
   (Camvac Intl Proj),
   Indl Rev, Series 1983, 6/1/1998                   4.50         1,000,000         1,000,000
Tennessee School Bd Auth, Higher
   Edl Facs, BAN, AR, Rev, Series
   1996A, 3/1/1998                                   4.20         1,000,000         1,000,000
                                                                                 ------------
                                                                                    2,900,000
                                                                                 ------------
VERMONT 2.63%
Vermont Indl Dev Auth (Ryegate Proj),
   VRD, IDR, Series 1990,
   12/1/2015                                         4.30           500,000           500,000
                                                                                 ------------
VIRGINIA 2.63%
Fairfax Cnty Indl Dev Auth, Virginia
   (Fairfax Hosp System),
   VRD, Oblig Rev, Series 1988C,
   10/1/2025                                         4.15           500,000           500,000
                                                                                 ------------
WASHINGTON 2.11%
Washington Hsg Fin Commn (Pac First
   Fed Svgs Bank Prog),
   VRD, Multifamily Mtg Rev Ref,
   Series 1988B, 10/1/2020                           4.30           400,000           400,000
                                                                                 ------------
WEST VIRGINIA 2.63%
Mercer Cnty, West Virginia (Flowers
   Baking of West Virginia Proj),
   AR, IDR Ref, Series 1995, 3/1/1999                4.20           500,000           500,000
                                                                                 ------------






WYOMING 10.53%
Green River, Wyoming (Allied Corp
   Proj), F/FR, PCR Ref,
   1982 Series, 12/1/2012                            4.99         2,000,000         2,000,000
                                                                                  -----------
   TOTAL WEEKLY PUT BONDS
   (Cost $15,360,000)                                                              15,360,000
                                                                                  -----------
TOTAL MUNICIPAL SHORT-TERM INVESTMENTS
   (Cost $18,160,000)                                                              18,160,000
                                                                                  -----------
TAXABLE SHORT-TERM INVESTMENTS 4.41%
United Missouri Bank, Money Market
   Fiduciary~
   (Cost $837,539)                                   5.35           837,539           837,539
                                                                                  -----------
TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $18,997,539#)                                                            $18,997,539
                                                                                  ===========

The following abbreviations may be used in portfolio descriptions:
  A/FR*      - Adjustable/Fixed Rate
  ACES*      - Adjustable Convertible Extendible Securities
  AR*        - Adjustable Rate
  ARD*       - Adjustable Rate Demand
  ATS*       - Adjustable Tender Securities
  BAN        - Bond Anticipation Notes
  DATES*     - Daily Adjustable Tax-Exempt Securities
  F/FR*      - Floating/Fixed Rate
  F/VR*      - Floating/Variable Rate
  IDR        - Industrial Development Revenue
  PCR        - Pollution Control Revenue
  TEAMS*     - Tax-Exempt Adjustable Mode Securities
  V/FRD*     - Variable/Fixed Rate Demand
  VR*        - Variable Rate
  VRD*       - Variable Rate Demand

* Rate is subject to change.  Rate shown reflects current rate.

^ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

~ Principal and interest are payable on demand.

# Also represents cost for income tax purposes.

See Notes to Financial Statements

                     INVESCO Treasurer's Series Trust
                    Statement of Assets and Liabilities
                              June 30, 1997
                                 UNAUDITED

                                             Treasurer's             Treasurer's
                                            Money Market              Tax-Exempt
                                            Reserve Fund            Reserve Fund
                                            ------------------------------------
ASSETS
Investment Securities:
   At Cost                                  $100,438,035             $18,997,539
                                            ====================================
   At Value                                  100,438,035              18,997,539
Receivables:
   Fund Shares Sold                           12,618,166                       0
   Interest                                      105,797                  74,435
                                            ------------------------------------
TOTAL ASSETS                                 113,161,998              19,071,974
                                            ------------------------------------
LIABILITIES
Payables:
   Custodian                                  12,629,435                       0
   Distributions to Shareholders                       0                      53
   Other Payables                                  3,533                       0
                                            ------------------------------------
TOTAL LIABILITIES                             12,632,968                      53
                                            ------------------------------------
Net Assets at Value                          100,529,030              19,071,921
                                            ====================================
Shares Outstanding*                          100,529,030              19,071,921
Net Asset Value, Offering and
   Redemption Price per Share                       1.00                    1.00
                                            ====================================

* The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At June 30, 1997, there was an unlimited number of shares of beneficial interest (without par value) authorized. Paid-in capital was $100,529,030 and $19,071,921 for Money Market Reserve and Tax- Exempt Reserve Funds, respectively.

See Notes to Financial Statements

                       INVESCO Treasurer's Series Trust
                            Statement of Operations
                        Six Months Ended June 30, 1997
                                  UNAUDITED

                                             Treasurer's             Treasurer's
                                            Money Market              Tax-Exempt
                                            Reserve Fund            Reserve Fund
                                            ------------------------------------
INVESTMENT INCOME
INTEREST INCOME                               $3,254,125                $373,394
EXPENSES
Investment Advisory Fees                         148,390                  24,447
                                            ------------------------------------
Net Investment Income and Net
   Increase in Net Assets from
   Operations                                  3,105,735                 348,947
                                            ====================================

See Notes to Financial Statements

                               INVESCO Treasurer's Series Trust
                              Statement of Changes in Net Assets

                                                                  Treasurer's                         Treasurer's
                                                                  Money Market                        Tax-Exempt
                                                                  Reserve Fund                        Reserve Fund
                                                         -------------------------------     -------------------------------
                                                           Six Months           Year           Six Months           Year
                                                              Ended            Ended             Ended             Ended
                                                             June 30        December 31         June 30         December 31
                                                         -------------------------------     -------------------------------
                                                               1997            1996              1997              1996
                                                            UNAUDITED                           UNAUDITED

OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders                           $  3,105,735     $   6,985,753      $    348,947      $    791,200
                                                         ===============================     ===============================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                            $529,728,040     $ 955,891,903      $ 13,796,371      $ 40,135,621
Reinvestment of Dividends                                   3,021,521         6,947,826           340,574           772,754
                                                         -------------------------------     -------------------------------
                                                          532,749,561       962,839,729        14,136,945        40,908,375
Amounts Paid for Repurchases of Shares                   (545,501,762)     (991,443,585)      (18,451,143)      (39,450,460)
                                                         -------------------------------     -------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE TRANSACTIONS                   (12,752,201)      (28,603,856)       (4,314,198)         1,457,915
NET ASSETS
Beginning of Period                                       113,281,231       141,885,087        23,386,119        21,928,204
                                                         -------------------------------     -------------------------------
End of Period                                            $100,529,030     $ 113,281,231      $ 19,071,921      $ 23,386,119
                                                         ===============================     ===============================

            ----------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                               529,728,040       955,891,903        13,796,371        40,135,621
Shares Issued from Reinvestment
   of Dividends                                             3,021,521         6,947,826           340,574           772,754
                                                         -------------------------------     -------------------------------
                                                          532,749,561       962,839,729        14,136,945        40,908,375
Shares Repurchased                                       (545,501,762)     (991,443,585)      (18,451,143)      (39,450,460)
                                                         -------------------------------     -------------------------------
Net Increase (Decrease) in Fund Shares                    (12,752,201)      (28,603,856)       (4,314,198)        1,457,915
                                                         ===============================     ===============================

See Notes to Financial Statements

                       INVESCO Treasurer' Series Trust
                        Notes to Financial Statements
                                   UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified, open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts and consists of four separate funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund"), INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund") (collectively, the "Funds"), INVESCO Treasurer's Prime Reserve Fund ("Prime Reserve"), and INVESCO Treasurer's Special Reserve Fund ("Special Reserve"), each of which represents a separate portfolio of investments. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Prime Reserve and Special Reserve are not presented herein.
         The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Securities held by the Trust are valued at their market value  determined by the amortized cost method of valuation.  If
   management   believes  that  such   valuation   does  not  reflect  the
   securities' fair value, these securities are valued at fair value as determined in good faith by the Trust's trustees.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security
   transactions are accounted for on the trade date.  Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The
   Trust amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
C. FEDERAL AND STATE  TAXES - The Trust has  complied  and  continues  to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Trust's net investment income is distributed to shareholders by dividends declared
   daily and paid monthly.   Income dividends are reinvested at the month-end
   net asset value.
NOTE  2  -  INVESTMENT  ADVISORY  AND  OTHER  AGREEMENTS.  INVESCO  Capital
Management, Inc. ("ICM") serves as the Trust's investment adviser. As compensation for its services to the Trust, ICM receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. ICM is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Trust. In accordance with the Investment Advisory Agreement, ICM bears all other expenses of the Funds, except of the Funds, except taxes, interest and brokerage commissions.
NOTE 3 - TRANSACTIONS WITH AFFILIATES. The Trust has adopted an unfunded deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
         For the six months ended June 30, 1997, pension expenses, unfunded accrued pension costs and pension liability were paid by ICM in accordance with the Investment Advisory Agreement and were as follows:

                                                Unfunded
                                 Pension         Accrued            Pension
Fund                             Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
Money Fund                         $814           $4,742             $10,210
Tax-Exempt Fund                     128              840               1,736

Other Information
UNAUDITED

On January 31, 1997, a special meeting of the shareholders of the Fund was held at which the eleven directors identified below were elected, the selection of Price Waterhouse LLP as independent accountants (Proposal 1), and the approval of a new investment advisory agreement with ICM (Proposal 2) were ratified. The following is a report of the votes cast:


                                                                      Withheld/
Nominee/Proposal                         For            Against        Abstain        Total
---------------------------------------------------------------------------------------------

Money Market Reserve Fund
Charles W. Brady                      96,810,619           0              0        96,810,619
Dan J. Hesser                         96,810,619           0              0        96,810,619
Fred A. Deering                       96,810,619           0              0        96,810,619
Victor L. Andrews                     96,810,619           0              0        96,810,619
Bob R. Baker                          96,810,619           0              0        96,810,619
Lawrence H. Budner                    96,810,619           0              0        96,810,619
Daniel D. Chabris                     96,810,619           0              0        96,810,619
A. D. Frazier, Jr.                    96,810,619           0              0        96,810,619
Hubert L. Harris, Jr.                 96,810,619           0              0        96,810,619
Kenneth T. King                       96,810,619           0              0        96,810,619
John W. McIntyre                      96,810,619           0              0        96,810,619

Proposal 1                            96,761,463           0         49,155        96,810,618
Proposal 2                            96,761,463           0         49,155        96,810,618

Tax-Exempt Reserve Fund
Charles W. Brady                      15,497,355           0              0        15,497,355
Dan J. Hesser                         15,497,355           0              0        15,497,355
Fred A. Deering                       15,497,355           0              0        15,497,355
Victor L. Andrews                     15,497,355           0              0        15,497,355
Bob R. Baker                          15,497,355           0              0        15,497,355
Lawrence H. Budner                    15,497,355           0              0        15,497,355
Daniel D. Chabris                     15,497,355           0              0        15,497,355
A. D. Frazier, Jr.                    15,497,355           0              0        15,497,355
Hubert L. Harris, Jr.                 15,497,355           0              0        15,497,355
Kenneth T. King                       15,497,355           0              0        15,497,355
John W. McIntyre                      15,497,355           0              0        15,497,355

Proposal 1                            15,497,355           0              0        15,497,355
Proposal 2                            15,497,355           0              0        15,497,355

                                   INVESCO Treasurer's Series Trust
                                         Financial Highlights
                         (For a Fund Share Outstanding Throughout Each Period)

                                      Six Months
                                         Ended
                                       June 30                                  Year Ended December 31
                                    ------------        ---------------------------------------------------------------------
                                          1997             1996           1995           1994           1993           1992
                                       UNAUDITED

                                    Treasurer's Money Market Reserve Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                    ------------        ---------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
Net Investment Income
   Earned and Distributed
   to Shareholders                          0.03           0.05           0.06           0.04           0.03           0.04
                                    ------------        ---------------------------------------------------------------------
Net Asset Value -
   End of Period                            1.00           1.00           1.00           1.00           1.00           1.00
                                    ============        =====================================================================

TOTAL RETURN                              2.61%*          5.30%          5.82%          4.13%          2.92%          3.57%

RATIOS
Net Assets -
   End of Period
   ($000 Omitted)                       $100,529       $113,281       $141,885        $93,131       $102,822       $117,711
Ratio of Expenses to
   Average Net Assets                     0.13%*          0.25%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment
   Income to Average
   Net Assets                             2.60%*          5.17%          5.71%          4.02%          2.88%          3.54%

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

                                   INVESCO Treasurer's Series Trust
                                   Financial Highlights (Continued)
                        (For a Fund Share Outstanding Throughout Each Period)

                                      Six Months
                                        Ended
                                       June 30                                  Year Ended December 31
                                    ------------      -----------------------------------------------------------------------
                                         1997              1996           1995           1994          1993            1992
                                       UNAUDITED

                                    Treasurer's Tax-Exempt Reserve Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                    ------------      -----------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
Net Investment Income
   Earned and Distributed
   to Shareholders                          0.02           0.03           0.04           0.03           0.02           0.03
                                    ------------      -----------------------------------------------------------------------
Net Asset Value -
   End of Period                            1.00           1.00           1.00           1.00           1.00           1.00
                                    ============      =======================================================================

TOTAL RETURN                              1.78%*          3.45%          3.90%          2.81%          2.30%          2.88%

RATIOS
Net Assets -End of Period
($000 Omitted)                           $19,072        $23,386        $21,928        $19,716        $27,261        $60,717
Ratio of Expenses to
   Average Net Assets                     0.12%*          0.25%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment
   Income to Average
   Net Assets                             1.77%*          3.40%          3.86%          2.69%          2.28%          2.84%

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
  representative of a full year.

Investment Adviser
INVESCO Capital Management, Inc.

Distributor
INVESCO Services, Inc.

Transfer Agent
INVESCO Funds Group, Inc.

Custodian
United Missouri Bank of Kansas City

Independent Accountants
Price Waterhouse  LLP

Legal Counsel
Kirkpatrick & Lockhart
Moye, Giles, O'Keefe, Vermeire
   & Gorrell


SEMIANNUAL REPORT

INVESCO TREASURER' SERIES TRUST

Money Market Reserve Fund

Tax-Exempt Reserve Fund

June 30, 1997